Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Basic and Diluted Earnings per Share From Operations

Basic earnings per share from operations for the years ended December 31, 2015, 2016 and 2017, is calculated as follows:

	2015		2016		2017
Profit attributable to ordinary shares (In millions of Korean won)	￦	546,361	￦	708,362	￦	461,559
Profit from continuing operations attributable to ordinary shares		404,045		708,362		461,559
Profit from discontinued operations attributable to ordinary shares		142,316		—		—
Weighted average number of ordinary shares outstanding (In number of shares)		244,854,364		244,892,313		245,017,175
Basic earnings per share (In Korean won)		2,231		2,893		1,884
Basic earnings per share from continuing operations		1,650		2,893		1,884
Basic earnings per share from discontinued operations		581		—		—

Diluted earnings per share from operations for the years ended December 31, 2015, 2016 and 2017 is calculated as follows:

	2015		2016		2017
Profit attributable to ordinary shares (In millions of Korean won)	￦	546,361	￦	708,362	￦	461,559
Adjusted net income attributable to ordinary shares (In millions of Korean won)		(75)		(67)		—
Diluted profit attributable to ordinary shares (In millions of Korean won)		546,286		708,295		461,559
Diluted profit from continuing operations attributable to ordinary shares		403,970		708,295		461,559
Diluted income from discontinued operations attributable to ordinary shares		142,316		—		—
Number of dilutive potential ordinary shares outstanding (In number of shares)		1,104		84,245		79,880
Weighted average number of ordinary shares outstanding (In number of shares)		244,855,468		244,976,558		245,097,055
Diluted earnings per share (In Korean won)		2,231		2,891		1,883
Diluted earnings per share from continuing operations		1,650		2,891		1,883
Diluted earnings per share from discontinued operations		581		—		—